Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Large Cap Alpha VIP Series

Supplement to Prospectus dated May 1, 2013

Effective January 7, 2014, the sub-section titled “Investment Team” under the section titled “Management of the Series” is amended and restated in its entirety as follows:

RS Large Cap Alpha VIP Series is team-managed by members of the RS Value Team. The following list comprises five members of the investment team with responsibility for the day-to-day management of the Series: Joseph M. Mainelli (with RS Investments since 2007) has been a member of the Series’ investment team since 2012; Byron E. Penstock, CFA (with RS Investments since 2004) has been a member of the Series’ investment team since 2013; and Paul Hamilos, CFA (with RS Investments since 2011), Robert J. Harris (with RS Investments since 2005), and Daniel Lang, M.D. (with RS Investments since 2009) have each been a member of the Series’ investment team since 2014.

Investment Team Biographical Information

Effective January 7, 2014, the following information is added to the section of the Prospectus titled “Investment Team Biographical Information:”

Paul Hamilos, CFA

Paul Hamilos has been a member of the RS Value Team since 2011. Paul has been responsible for the day-to-day management of the Series since 2014. Prior to joining RS Investments in 2011, he was vice president of the Principal Transaction Group at Macquarie Group, focusing on the specialty finance industry. Previously, he was an associate at American Capital Strategies focusing on mezzanine debt financing within the financial sponsors group. Paul holds a B.S. in business administration, with a concentration in finance and banking, from the University of Missouri and an M.B.A. from the Chicago Booth School of Business. Paul is a CFA Charterholder.

Robert J. Harris

Robert Harris has been a member of the RS Value Team since 2005. Robert has been responsible for the day-to-day management of the Series since 2014. Prior to joining RS Investments in 2005, he was a financial services analyst at Dresdner RCM Global Investors, LLC. Previously, he was a marketing associate for Chevron Texaco Corporation. He also spent seven years as a flight engineer in the United States Air Force. Robert holds a B.A. in political science from Sonoma State University and an M.B.A. from Golden Gate University.

Daniel Lang, M.D.

Daniel Lang has been a member of the RS Value Team since 2009. Daniel has been responsible for the day-to-day management of the Series since 2014. Prior to joining RS Investments in 2009, he was a portfolio manager at Farallon Capital Management covering biotech, medical device, pharmaceutical, and health care services globally. Previously, he was a senior associate at venture capital firm Brilleon Capital U.S. and the co-founder and CFO of Sapient Medical Group. Daniel’s ten years of business and investment experience is preceded by a career practicing medicine. He was a fellow in cardiology and post-doctoral research at the University of California, San Francisco, and he was board certified in internal medicine as chief medical resident at Mount Sinai Hospital in New York. Daniel holds a B.A. in chemistry from Cornell University and an M.D. from Cornell University Medical College.

Effective January 7, 2014, MacKenzie B. Davis, CFA and Kenneth L. Settles Jr., CFA are no longer portfolio managers of RS Large Cap Alpha VIP Series and all references to Messrs. Davis and Settles in the Prospectus are removed.

Effective January 2, 2014, Clinton I. Yara was no longer portfolio manager of RS Large Cap Alpha VIP Series and all references to Mr. Yara in the Prospectus were removed.

January 7, 2014

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Investment Quality Bond VIP Series

Amended and Restated Supplement to Prospectus dated May 1, 2013

Effective January 2, 2014, the sub-section titled “Investment Team” under the section titled “Management of the Series” was amended and restated in its entirety as follows:

Robert J. Crimmins Jr., co-portfolio manager, has managed the Series since 2004. David J. Marmon, co-portfolio manager, has managed the Series since 2013. Demetrios Tsaparas, CFA, co-portfolio manager, has managed the Series since July 2013. Paul Jablansky, co-portfolio manager, has managed the Series since January 2014.

Investment Team Biographical Information

Effective January 2, 2014, the following information was added under the section of the Prospectus titled “Investment Team Biographical Information:”

Paul Jablansky

Paul Jablansky has been a co-portfolio manager of the Series since 2014. Paul is also a co-portfolio manager of the RS Low Duration Bond VIP Series, another series of the Trust. He is a managing director and head of structured products at Guardian Life. His previous investment management experience includes serving as the head of structured products at Western Asset Management from 2011 through 2013, where he was responsible for managing all aspects of structured products, including portfolio construction and management, trading, research, and surveillance. From 2010 through 2011, he was a managing director and head of non-agency mortgage-backed securities and asset-backed securities strategy at Royal Bank of Scotland. From 2008 through 2009, Paul was also co-managing partner and chief investment officer at 400 Capital Management, an investment management company he co-founded, where he focused on asset-backed, mortgage-backed, and commercial mortgage-backed strategies. Paul also served as a managing director at Banc of America Securities LLC from 2003 through 2008 and held previous positions focusing on asset-backed securities, including roles at Citigroup/Salomon Smith Barney from 1994 through 2003 and Goldman Sachs & Company from 1990 through 1994. Paul holds a B.A. in mathematics from Cornell University.

Effective July 18, 2013, the following information was added under the section of the Prospectus titled “Investment Team Biographical Information:”

Demetrios Tsaparas, CFA

Demetrios Tsaparas has been a co-portfolio manager of the Series since 2013. Demetrios is a Senior Director and has been with Guardian Life since 2008. He has worked on a broad range of domestic and global macro topics, including rates, currencies, inflation, and global central banks. He has particularly focused on mortgage-related securities and has also worked on corporate bonds. He also helps manage the fixed income assets of Guardian Life. Prior to joining Guardian Life, he spent three years at New York Life Investment Management where he was second vice president for portfolio management, analytics and consulting. Prior to that, he was a trader and analyst for Spartan Capital Management. Demetrios has a B.A. in mathematics from College of The Holy Cross and an M.B.A. in finance from the Anderson School of Management at UCLA. He has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

Effective July 18, 2013, Howard W. Chin was no longer a portfolio manager of RS Investment Quality Bond VIP Series and all references to Mr. Chin in the Prospectus were removed.

January 7, 2014

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Low Duration Bond VIP Series

Amended and Restated Supplement to Prospectus dated May 1, 2013

Effective January 2, 2014, the sub-section titled “Investment Team” under the section titled “Management of the Series” was amended and restated in its entirety as follows:

Robert J. Crimmins Jr., co-portfolio manager, has managed the Series since 2004. Leslie Barbi and John Gargana, co-portfolio managers, have each managed the Series since July 2013. Paul Jablansky, co-portfolio manager, has managed the Series since January 2014.

Investment Team Biographical Information

Effective January 2, 2014, the following information was added under the section of the Prospectus titled “Investment Team Biographical Information:”

Paul Jablansky

Paul Jablansky has been a co-portfolio manager of the Series since 2014. Paul is also a co-portfolio manager of the RS Investment Quality Bond VIP Series, another series of the Trust. He is a managing director and head of structured products at Guardian Life. His previous investment management experience includes serving as the head of structured products at Western Asset Management from 2011 through 2013, where he was responsible for managing all aspects of structured products, including portfolio construction and management, trading, research, and surveillance. From 2010 through 2011, he was a managing director and head of non-agency mortgage-backed securities and asset-backed securities strategy at Royal Bank of Scotland. From 2008 through 2009, Paul was also co-managing partner and chief investment officer at 400 Capital Management, an investment management company he co-founded, where he focused on asset-backed, mortgage-backed, and commercial mortgage-backed strategies. Paul also served as a managing director at Banc of America Securities LLC from 2003 through 2008 and held previous positions focusing on asset-backed securities, including roles at Citigroup/Salomon Smith Barney from 1994 through 2003 and Goldman Sachs & Company from 1990 through 1994. Paul holds a B.A. in mathematics from Cornell University.

Effective July 18, 2013, the following information was added under the section of the Prospectus titled “Investment Team Biographical Information”:

Leslie Barbi

Leslie Barbi has been a co-portfolio manager of the Series since 2013. She is a managing director and head of public fixed income at Guardian Life. Her previous investment management experience includes serving as managing director of fixed income at Goldman Sachs Asset Management from 2001 through 2003, where she served as a member of the investment strategy group and head of U.S. investment grade corporates. Previously, from 1993-2001, Leslie was at PIMCO, where she served in multiple capacities in its fixed income group, including most recently as executive vice president of fixed income. She holds an A.B. from Harvard University and an M.B.A. from the University of Chicago Graduate School of Business.

John Gargana

John Gargana has been a co-portfolio manager of the Series since 2013. He is a Senior Director and co-head of fixed income trading at Guardian Life. He joined Guardian Life in 1991. He has been a sector portfolio manager for Guardian Life’s structured products portfolio since 2005 and an analyst and trader for structured products since 1993. John holds a B.A. in economics from Fairfield University and an M.B.A. with a concentration in finance from Clark University Graduate School of Management.

Effective July 18, 2013, Howard W. Chin was no longer a co-portfolio manager of RS Low Duration Bond VIP Series and all references to Mr. Chin in the Prospectus were removed.

January 7, 2014